FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net cash provided by operating activities	$ 209,703	$ 180,990	$ 95,552
INVESTING ACTIVITIES
Net cash used in investing activities	(118,487)	(261,827)	(164,720)
FINANCING ACTIVITIES
Proceeds from follow-on equity offering			113,541
Insurance cost for follow-on equity offering			(6,919)
Proceeds from options exercised	580	791	687
Net cash provided by (used in) financing activities	(95,471)	102,328	86,712
Net increase (decrease) in cash, cash equivalents and restricted cash	3,110	20,174	22,454
Cash, cash equivalents and restricted cash at the beginning of the year (includes $8,952,260, $1,091,190 and $845,199 of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2018, 2019 and 2020)	115,294	95,120	72,666
Cash, cash equivalents and restricted cash at the end of the year (includes $1,091,190, $845,199 and nil of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2018, 2019 and 2020)	118,404	115,294	95,120
Parent Company [Member]
OPERATING ACTIVITIES
Net cash provided by operating activities	(1,066)	(933)	(579)
INVESTING ACTIVITIES
Capital contributed to subsidiaries			(109,779)
Net cash used in investing activities			(109,779)
FINANCING ACTIVITIES
Proceeds from follow-on equity offering			113,541
Insurance cost for follow-on equity offering			(6,919)
Proceeds from options exercised	580	791	687
Net cash provided by (used in) financing activities	580	791	107,309
Net increase (decrease) in cash, cash equivalents and restricted cash	(486)	(142)	(3,049)
Cash, cash equivalents and restricted cash at the beginning of the year (includes $8,952,260, $1,091,190 and $845,199 of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2018, 2019 and 2020)	1,346	1,488	4,537
Cash, cash equivalents and restricted cash at the end of the year (includes $1,091,190, $845,199 and nil of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2018, 2019 and 2020)	$ 860	$ 1,346	$ 1,488